Pension and other post-retirement benefits - PBO Models/Approaches (Details 10) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Change in discount rate
Defined benefit plan, Disclosure
Defined Benefit Plan, Projected Benefit Obligation, Increase/(Decrease)		SFr (440)
Implementation of spot rate approach
Defined benefit plan, Disclosure
Defined Benefit Plan, Net Periodic Benefit Plan, Increase/(Decrease)	SFr (87)
Adoption of CMI model
Defined benefit plan, Disclosure
Defined Benefit Plan, Projected Benefit Obligation, Increase/(Decrease)	SFr 140
Improvement in life expectancy methodology
Defined benefit plan, Disclosure
Defined Benefit Plan, Projected Benefit Obligation, Increase/(Decrease)		SFr 175